[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

November 13, 2023

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	Octagon XAI CLO Income Fund Form N-2 Filing

Ladies and Gentlemen:

On behalf of Octagon XAI CLO Income Fund (the “Fund”), a closed-end management investment company proposing to operate as an interval fund, we have submitted for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy